Shareholder Report, Holdings (Details)	Dec. 31, 2025
ClassI | Federated Hermes Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
ClassI | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
ClassI | Texas Captial Bancshares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
ClassI | Merchant Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
ClassI | Brookfield Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
ClassI | Target [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
ClassI | Carlyle [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
ClassI | Rithm Captial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
ClassI | Fand G Annuities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
ClassI | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
ClassI | Traditional Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.89%
ClassI | Bondsand Corprate Bonds Trust Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
ClassI | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
ClassI | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
ClassI | R E I T Senior Securites [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Class I | G C I Liberty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Class I | Ralliant Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Class I | Potlatch Deltic [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Class I | Atmus Filtration Tech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
Class I | Middleby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Class I | Fortune Brands Innovations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Class I | U G I Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I | Federated Hermes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Class I | Amentum Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Class I | Phinia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.19%
Class I | Information Technlogy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.26%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
Class I | Utilitites [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Class S | Potlatch Deltic [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Class S | Atmus Filtration Tech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
Class S | Middleby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Class S | Fortune Brands Innovations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Class S | U G I Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class S | Amentum Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Class S | Phinia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
Class S | C G I Liberty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Class S | Ralliant [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Class S | Fedeated Hermes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Class S | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Class S | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.19%
Class S | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.26%
Class S | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
Class S | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%
Class S | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Class S | Utilitites [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%
Class S | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Class S | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Class S | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Class S | Comm Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
Class S | Consumers Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
class i | Federated Hermes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.72%
class i | Aviat Networks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
class i | Crawfordand Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
class i | Pasons System [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
class i | Natures Sunshine Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
class i | American Coastal Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
class i | Genco Shippingand Trading [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
class i | Newtek Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
class i | Master Brand [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
class i | Perma Fix Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
class i | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
class i | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.75%
class i | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.48%
class i | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
class i | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.89%
class i | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
class i | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
class i | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
class i | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
class i | Information Tech [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.58%
class i | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
class I | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
class I | J P Morgan Chase [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
class I | Abb Vie [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
class I | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
class I | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
class I | Eaton Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
class I | Bandof America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
class I | Houlihan Lokey [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
class I | General Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
class I | Johnsonand Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
class I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.93%
class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.81%
class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%
class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.36%
class I | Comm Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%